Revenues from mining operations - Revenues from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 273,277	$ 243,698
Sales revenue from silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	65,884	54,641
Sales revenue from copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	96,493	96,159
Sales revenue from lead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	26,086	22,068
Sales revenue from zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	71,077	49,102
Sales revenue from gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 13,737	$ 21,728